Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	Note 19 – SUBSEQUENT EVENTS On March 27, 2023, Qingdao Chihong Information Consulting Co., Ltd. (“Qingdao Chihong”) was incorporated in Qingdao City, PRC.